Federated Hermes International Strategic Value Dividend Fund
A Portfolio of Federated Hermes Equity Funds
CLASS A SHARES (TICKER IVFAX)
CLASS C SHARES (TICKER IVFCX)
INSTITUTIONAL SHARES (TICKER IVFIX)
CLASS R6 SHARES (TICKER IVFLX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED JANUARY 31, 2025
Effective January 31, 2026, Daniel Peris will no longer serve as a portfolio manager of the Fund. Accordingly, effective January 31, 2026, please remove all references to Mr. Peris.
Jared Hoff, Deborah D. Bickerstaff and Michael R. Tucker will continue as portfolio managers of the Fund and will continue to manage its portfolio as described in the Prospectus.
Effective January 31, 2026, Darren Catanzaro, CFA, will serve as a portfolio manager of the Fund.
1. Under the section entitled “Fund Summary Information” in the sub-section entitled “Fund Management,” please add the following for Mr. Catanzaro:
“Darren Catanzaro, CFA, Portfolio Manager, has been the Fund’s portfolio manager since January of 2026.”
December 8, 2025

Federated Hermes International Strategic Value Dividend Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q457161 (12/25)
© 2025 Federated Hermes, Inc.